Short Term Notes Payable (Details) - Schedule of Short-term Debt - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Short term debt	$ 155,979	$ 347,459	$ 436,267
Bill'd Exchange, LLC [Member]
Short-term Debt [Line Items]
Short term debt	20,000	31,462	239,852
Knight Capital Funding, LLC [Member]
Short-term Debt [Line Items]
Short term debt	0	33,694	61,747
Pearl Lending [Member]
Short-term Debt [Line Items]
Short term debt	0	51,750	65,664
Green Capital [Member]
Short-term Debt [Line Items]
Short term debt	7,747	11,748	35,250
Perfectly Green Corporation [Member]
Short-term Debt [Line Items]
Short term debt	0	33,754	$ 33,754
Loan from Prior Officer of ABCO [Member]
Short-term Debt [Line Items]
Short term debt	0	61,052
PPP Loan [Member]
Short-term Debt [Line Items]
Short term debt	0	123,999
PPP Loan 2 [Member]
Short-term Debt [Line Items]
Short term debt	$ 128,232	$ 0